ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2020
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of consolidated financial information of the Group's VIEs and its subsidiary included in consolidated financial statements after elimination of intercompany balances and transactions within the Group

	December 31,
	2019	2020

Total assets	$9,734	$24,667
Total liabilities	$1,147	$5,178

	Year ended December 31,
	2018	2019	2020

Revenues	$3	$1,054	$6,827
Net loss	$(7,490)	$(8,496)	$(187)

	Year ended December 31,
	2018	2019	2020

Net cash (used in) / provided by operating activities	$(7,519)	$1,193	$632
Net cash provided by / (used in) investing activities	$473	$(188)	$826
Net cash provided by financing activities	$—	$—	$—